7. SHARE CAPITAL	12 Months Ended
Sep. 30, 2024
Notes
7. SHARE CAPITAL

7.SHARE CAPITAL

a)Authorized:

As at September 30, 2024, the authorized share capital is comprised of an unlimited number of common shares without par value and an unlimited number of preferred shares issuable in series.  All issued shares are fully paid.

b)Share consolidation:

On August 14, 2023, the Company effected a consolidation of its issued share capital on a five pre-consolidation common shares for one new common share basis.  All references to the number of shares and per share amounts have been retroactively restated to reflect the consolidation.

c)Issued:

During the year ended September 30, 2022, the Company:

i)Completed a non-brokered private placement on May 19, 2022 by issuing 2,000,000 units (“Unit”) at a price of $0.375 per Unit for gross proceeds of $750,000. Each Unit consists of one common share and one-half common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for a 36-month period at a price of $0.625. Under the residual value approach, $150,000 was assigned to the warrant component of the Units. The Company incurred share issue costs of $20,370 in connection with this financing.

During the year ended September 30, 2023, the Company:

ii)Issued common shares pursuant to the exercise of 87,860 warrants for cash proceeds of $21,965.

During the year ended September 30, 2024, the Company:

iii)Completed a non-brokered private placement in two tranches closing October 19, 2023 and December 28, 2023 by issuing 2,700,000 non-flow-through units (“Unit”) at a price of $0.20 per Unit for gross proceeds of $540,000 and 2,300,000 flow-through shares (“FT Share”) at a price of $0.20 per FT Share for gross proceeds of $460,000. Each Unit consists of one common share and one-half of one common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for a 36-month period at a price of $0.30. Under the residual value approach, $12,000 was assigned to the warrant component of the Units. In connection with the financing, the Company paid $24,640 in cash finder’s fees and issued 123,200 finder’s warrants, each of which is exercisable into one common share at a price of $0.20 for a period of 36 months. The value of the finder’s warrants was determined to be $16,293 and was calculated using the Black-Scholes option pricing model. The Company incurred additional share issue costs of $61,205 in connection with this financing.

iv)On April 11, 2024, the Company completed a non-brokered private placement by issuing 6,500,000 units (“Unit”) at a price of $0.10 per Unit for gross proceeds of $650,000. Each Unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for a 36-month period at a price of $0.20. In connection with the financing, the Company paid $28,210 in cash finder’s fees and another $45,102 paid in cash was also included as share issue costs.

v)Issued 180,000 common shares to the optionors at a price of $0.22 per share for a total consideration of $39,600 to pay for the GDR property (Note 5(c)(ii)).

vi)On June 21, 2024, the Company completed the first tranche of a non-brokered private placement by issuing 2,500,000 charity flow-through units (“CFT Unit”) at a price of $0.225 per CFT Unit for gross proceeds of $562,500. Each CFT Unit consists of one common share and one common share purchase warrant. On June 28, 2024, the Company completed the second tranche of a non-brokered private placement by issuing 1,099,250 non-flow-through units (“NFT Units”) at a price of $0.16 per NFT Unit for gross proceeds of $175,880. Each NFT Unit consists of one common share and one common share purchase warrant. On July 18, 2024, the Company completed the third tranche of a non-brokered private placement by issuing 556,250 NFT Units for gross proceeds of $89,000. Each Warrant entitles the holder to purchase one additional common share for a 48-month period at a price of $0.35. Under the residual value approach, $11,125 was assigned to the warrant component of the NFT Units. The Company recorded a flow-through premium liability of $162,500 in connection with this financing.

In connection with the financing, the Company paid $20,230 in cash finder’s fees and issued the following finder’s warrants exercisable into one common share at a price of $0.16 for a period of 12 months: 105,000 finder’s warrants until June 21, 2025, 10,500 finder’s warrants until June 28, 2025 and 10,937 finder’s warrants until July 18, 2025. The value of the finder’s warrants was determined to be $9,814 and was calculated using the Black-Scholes option pricing model. Another $87,172 paid in cash was also included as share issue costs.

d)Share subscription:

In September 2023, the Company received $85,000 for a non-brokered private placement completed in October 2023 (Note 7(c)(iii)).